Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income (Textual)
Unrecognized research and development expenses	$ 33.1	$ 28.2	$ 13.2
Corporate Tax Rate [Member]
Taxes on Income (Textual)
Corporate tax rate	23.00%	24.00%